UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Global Balanced Fund

July 31, 2011

1.804837.107

GBL-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.2%
	Shares	Value
Australia - 1.6%
AMP Ltd.	41,870	$ 209,762
Australia & New Zealand Banking Group Ltd.	10,884	249,079
BHP Billiton Ltd.	33,234	1,519,712
Billabong International Ltd.	22,988	148,756
Coca-Cola Amatil Ltd.	13,366	165,935
Cochlear Ltd.	4,450	346,483
Commonwealth Bank of Australia	22,764	1,232,226
Computershare Ltd.	26,518	239,190
Crown Ltd.	35,037	343,361
CSL Ltd.	13,695	461,762
Fortescue Metals Group Ltd.	114,475	793,596
Fosters Group Ltd.	51,948	288,217
Newcrest Mining Ltd.	15,524	674,543
QBE Insurance Group Ltd.	25,850	465,762
Rio Tinto Ltd.	6,571	577,538
Suncorp-Metway Ltd.	53,653	436,199
Super Cheap Auto Group Ltd.	15,004	114,730
Telstra Corp. Ltd.	185,134	608,158
Wesfarmers Ltd.	18,690	602,050
Worleyparsons Ltd.	10,439	315,507
TOTAL AUSTRALIA		9,792,566
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	75,500	342,324
Bailiwick of Jersey - 0.9%
Experian PLC	63,500	836,539
Randgold Resources Ltd. sponsored ADR	8,500	771,885
Shire PLC	29,157	1,012,094
Shire PLC sponsored ADR	27,000	2,808,000
TOTAL BAILIWICK OF JERSEY		5,428,518
Belgium - 0.1%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	27
Umicore SA	8,893	455,149
TOTAL BELGIUM		455,176
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	14,000	80,654
Dickson Concepts International Ltd.	62,500	47,313
GOME Electrical Appliances Holdings Ltd.	552,000	260,638
Jardine Strategic Holdings Ltd.	5,000	163,700
Kosmos Energy Ltd.	16,200	246,078
Common Stocks - continued
	Shares	Value
Bermuda - continued
Noble Group Ltd.	124,000	$ 192,567
Pacific Basin Shipping Ltd.	294,000	161,451
Ports Design Ltd.	75,500	159,451
TOTAL BERMUDA		1,311,852
British Virgin Islands - 0.1%
Mail.ru Group Ltd. GDR (Reg. S)	10,300	367,916
Canada - 4.0%
Agnico-Eagle Mines Ltd. (Canada)	3,500	194,672
Agrium, Inc.	2,200	192,529
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,800	119,918
Astral Media, Inc. Class A (non-vtg.)	1,300	49,679
Bank of Montreal	4,000	251,329
Bank of Nova Scotia	11,400	646,485
Barrick Gold Corp.	10,100	481,531
Baytex Energy Corp.	4,800	267,934
BCE, Inc.	11,600	442,680
Bombardier, Inc. Class B (sub. vtg.)	25,100	151,851
Brookfield Asset Management, Inc. Class A	6,700	211,084
Brookfield Properties Corp.	6,800	129,181
Calfrac Well Services Ltd.	7,200	273,636
Canadian Imperial Bank of Commerce	1,100	84,026
Canadian National Railway Co.	6,800	509,893
Canadian Natural Resources Ltd.	8,200	331,124
Cenovus Energy, Inc.	9,500	365,224
CGI Group, Inc. Class A (sub. vtg.) (a)	19,200	412,778
Copper Mountain Mining Corp. (a)	16,000	117,228
Crescent Point Energy Corp.	3,500	157,342
Detour Gold Corp. (a)	4,600	144,587
Eldorado Gold Corp.	10,000	172,179
Enbridge, Inc.	19,400	636,988
Finning International, Inc.	4,000	114,716
First Quantum Minerals Ltd.	5,100	707,082
Franco-Nevada Corp.	7,000	292,705
Goldcorp, Inc.	15,900	760,384
Grande Cache Coal Corp. (a)	21,100	192,581
IAMGOLD Corp.	9,500	190,119
Industrial Alliance Life Insurance Co.	2,500	98,650
Intact Financial Corp.	4,950	287,291
Ivanhoe Mines Ltd. (a)	3,910	102,395
Keyera Corp.	100,423	4,614,371
Kinross Gold Corp.	5,000	81,641
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	3,000	$ 148,744
National Bank of Canada	3,800	294,526
New Gold, Inc. (a)	8,000	86,498
Open Text Corp. (a)	5,500	371,253
Osisko Mining Corp. (a)	8,300	123,101
Petrobank Energy & Resources Ltd. (a)	5,900	91,396
Petrominerales Ltd.	6,605	210,718
Potash Corp. of Saskatchewan, Inc.	13,200	762,102
Precision Drilling Corp. (a)	8,000	138,162
Progressive Waste Solution Ltd.	3,900	87,723
Quebecor, Inc. Class B (sub. vtg.)	2,200	69,795
Rogers Communications, Inc. Class B (non-vtg.)	4,050	154,641
Royal Bank of Canada	11,300	607,934
Silver Wheaton Corp.	10,000	360,163
Suncor Energy, Inc.	31,672	1,213,972
SunOpta, Inc. (a)	70,000	412,300
SXC Health Solutions Corp. (a)	7,600	481,026
Talisman Energy, Inc.	12,000	218,547
Teck Resources Ltd. Class B (sub. vtg.)	5,800	287,390
TELUS Corp.	6,200	341,279
The Toronto-Dominion Bank	10,600	848,643
Tim Hortons, Inc. (Canada)	4,000	191,961
Tourmaline Oil Corp. (a)	7,000	261,200
Trican Well Service Ltd.	13,000	340,308
Trinidad Drilling Ltd.	20,100	210,173
Uranium One, Inc.	95,700	337,564
Valeant Pharmaceuticals International, Inc. (Canada)	30,360	1,671,166
Vermilion Energy, Inc.	2,000	100,293
TOTAL CANADA		24,208,391
Cayman Islands - 0.2%
Anta Sports Products Ltd.	60,000	90,534
Geely Automobile Holdings Ltd.	220,000	87,223
Herbalife Ltd.	8,000	445,760
Minth Group Ltd.	78,000	125,300
Sands China Ltd. (a)	25,200	75,822
Shenguan Holdings Group Ltd.	256,000	163,905
SouFun Holdings Ltd. ADR	3,200	66,560
Tencent Holdings Ltd.	11,000	286,228
TOTAL CAYMAN ISLANDS		1,341,332
Common Stocks - continued
	Shares	Value
China - 0.2%
Baidu.com, Inc. sponsored ADR (a)	3,400	$ 534,038
Focus Media Holding Ltd. ADR (a)	14,400	473,616
TOTAL CHINA		1,007,654
Curacao - 0.4%
Schlumberger Ltd.	26,000	2,349,620
Denmark - 0.4%
Carlsberg A/S Series B	6,400	629,502
Danske Bank A/S (a)	28,562	553,607
Novo Nordisk A/S Series B	11,075	1,354,651
TOTAL DENMARK		2,537,760
Finland - 0.1%
Nokian Tyres PLC	9,500	445,811
France - 3.1%
Alcatel-Lucent SA sponsored ADR (a)	783,300	3,172,365
Alstom SA	15,260	805,902
Arkema SA	9,700	949,837
Atos Origin SA	10,516	580,825
BNP Paribas SA	25,136	1,642,044
Club Mediterranee SA (a)	6,367	151,223
Compagnie Generale de Geophysique SA (a)	10,400	349,241
Danone	16,800	1,202,126
Edenred	12,300	354,526
Iliad SA	5,064	650,493
JC Decaux SA (a)	12,700	350,909
LVMH Moet Hennessy - Louis Vuitton	8,725	1,604,047
PPR SA	8,800	1,631,112
Publicis Groupe SA	12,100	617,112
Remy Cointreau SA	5,491	490,742
Safran SA	18,400	767,496
Sanofi-Aventis	27,004	2,098,153
Societe Generale Series A	16,400	818,507
Unibail-Rodamco	2,100	468,902
TOTAL FRANCE		18,705,562
Germany - 1.3%
BASF AG	16,414	1,491,009
Commerzbank AG (a)	260,700	995,652
Fresenius Medical Care AG & Co. KGaA	8,500	652,326
HeidelbergCement AG	8,700	480,648
Kabel Deutschland Holding AG (a)	18,800	1,060,657
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	19,198	$ 1,200,259
Siemens AG	13,859	1,771,206
TOTAL GERMANY		7,651,757
Hong Kong - 0.4%
AIA Group Ltd.	22,800	83,813
BOC Hong Kong (Holdings) Ltd.	158,000	472,350
Cheung Kong Holdings Ltd.	24,000	366,753
Hong Kong Exchanges and Clearing Ltd.	17,800	367,474
Hutchison Whampoa Ltd.	46,000	536,208
SJM Holdings Ltd.	135,000	339,847
TOTAL HONG KONG		2,166,445
Ireland - 0.1%
Elan Corp. PLC (a)	19,600	219,034
James Hardie Industries NV CDI (a)	49,111	309,167
TOTAL IRELAND		528,201
Isle of Man - 0.0%
Genting Singapore PLC (a)	151,000	238,259
Italy - 0.4%
Amplifon SpA	45,300	290,689
Fiat Industrial SpA (a)	54,000	714,215
Intesa Sanpaolo SpA	278,249	646,080
Piaggio & C SpA	67,700	280,540
Prysmian SpA	26,100	484,148
TOTAL ITALY		2,415,672
Japan - 5.8%
Aisin Seiki Co. Ltd.	14,800	571,886
All Nippon Airways Ltd.	60,000	203,469
Anritsu Corp. (e)	33,000	357,591
Asahi Glass Co. Ltd.	9,000	104,424
Asahi Kasei Corp.	150,000	1,062,171
Chiyoda Corp.	15,000	192,165
Cosmos Pharmaceutical Corp.	3,600	167,920
CyberAgent, Inc.	452	1,579,783
Daibiru Corp.	20,300	151,660
Daito Trust Construction Co. Ltd.	4,200	404,911
Daiwa House Industry Co. Ltd.	21,000	282,401
DeNA Co. Ltd.	9,200	459,612
Don Quijote Co. Ltd.	24,000	826,661
Common Stocks - continued
	Shares	Value
Japan - continued
East Japan Railway Co.	9,700	$ 609,992
Elpida Memory, Inc. (a)(e)	52,400	484,750
Exedy Corp.	6,800	258,606
Fast Retailing Co. Ltd.	5,100	906,490
Fuji Machine Manufacturing Co. Ltd.	13,000	273,631
Fujitsu Ltd.	78,000	460,105
GREE, Inc.	8,300	190,555
Hitachi Transport System Ltd.	9,900	178,667
Honda Motor Co. Ltd.	31,100	1,234,243
Ishikawajima-Harima Heavy Industries Co. Ltd.	73,000	197,284
Japan Tobacco, Inc.	161	732,151
JS Group Corp.	14,300	358,034
JTEKT Corp.	62,400	920,211
JX Holdings, Inc.	115,080	832,840
Kakaku.com, Inc.	20,000	791,269
KDDI Corp.	131	973,585
Kenedix Realty Investment Corp.	81	302,467
Kuraray Co. Ltd.	9,900	149,982
Lawson, Inc.	3,900	211,050
Makita Corp.	29,400	1,386,630
Mandom Corp.	7,400	218,447
Marubeni Corp.	37,000	277,867
Mitsui & Co. Ltd.	46,200	873,397
Mitsui Fudosan Co. Ltd.	30,000	572,598
MS&AD Insurance Group Holdings, Inc.	39,000	978,990
NHK Spring Co. Ltd.	125,000	1,336,647
Nichi-iko Pharmaceutical Co. Ltd.	5,800	168,427
Nikon Corp.	17,100	402,588
Nitto Boseki Co. Ltd.	75,000	217,307
NOK Corp.	35,400	660,947
NTT Urban Development Co.	678	622,810
ORIX Corp.	9,760	1,057,603
Pioneer Corp. (a)	105,300	558,207
Raito Kogyo Co. Ltd.	20,000	72,760
Rakuten, Inc.	858	872,883
SMC Corp.	7,600	1,401,208
SOFTBANK CORP.	21,300	833,015
Start Today Co. Ltd.	2,600	64,590
Sumitomo Mitsui Financial Group, Inc.	9,000	283,204
Sumitomo Mitsui Trust Holdings, Inc.	55,000	202,949
T&D Holdings, Inc.	30,650	752,660
Terumo Corp.	5,100	286,923
Common Stocks - continued
	Shares	Value
Japan - continued
Toray Industries, Inc.	99,000	$ 770,493
Toshiba Corp.	174,000	904,307
Toyo Engineering Corp.	44,000	164,075
Toyota Motor Corp.	39,200	1,600,717
Universal Entertainment Corp.	10,400	347,680
Yamaha Motor Co. Ltd. (a)	12,900	250,240
Yamato Kogyo Co. Ltd.	4,800	144,752
TOTAL JAPAN		34,715,487
Luxembourg - 0.1%
Evraz Group SA GDR (a)	12,300	410,820
Netherlands - 1.0%
AEGON NV (a)	84,700	484,700
ING Groep NV (Certificaten Van Aandelen) (a)	125,700	1,348,838
LyondellBasell Industries NV Class A	97,000	3,827,620
Yandex NV	5,300	185,341
TOTAL NETHERLANDS		5,846,499
Norway - 0.3%
Aker Solutions ASA	38,700	681,368
Kvaerner ASA (a)	4,800	10,198
Storebrand ASA (A Shares)	147,000	1,226,911
TOTAL NORWAY		1,918,477
Papua New Guinea - 0.1%
Oil Search Ltd.	49,395	370,649
Poland - 0.0%
Eurocash SA	31,400	306,958
Russia - 0.2%
Sberbank of Russia sponsored ADR	32,500	485,875
Uralkali JSC GDR (Reg. S)	10,900	536,934
TOTAL RUSSIA		1,022,809
Singapore - 0.2%
DBS Group Holdings Ltd.	64,000	825,412
Keppel Corp. Ltd.	54,100	497,353
TOTAL SINGAPORE		1,322,765
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	70,562	739,111
Banco Santander SA	125,111	1,316,784
Gestevision Telecinco SA (e)	70,723	664,584
Common Stocks - continued
	Shares	Value
Spain - continued
Grifols SA	15,500	$ 339,524
Inditex SA	11,128	1,009,562
TOTAL SPAIN		4,069,565
Sweden - 0.3%
Elekta AB (B Shares)	5,700	262,721
Swedbank AB (A Shares)	50,246	883,239
Telefonaktiebolaget LM Ericsson (B Shares)	75,319	945,989
TOTAL SWEDEN		2,091,949
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	17,308	1,121,642
Nestle SA	50,564	3,225,441
Schindler Holding AG (participation certificate)	5,308	625,977
The Swatch Group AG (Bearer)	1,870	1,016,482
Transocean Ltd. (United States)	7,600	467,856
UBS AG (a)	48,376	797,908
TOTAL SWITZERLAND		7,255,306
United Kingdom - 5.5%
Aegis Group PLC	142,200	361,825
Autonomy Corp. PLC (a)	14,900	411,170
Aviva PLC	101,800	663,030
Barclays PLC	297,288	1,078,823
BG Group PLC	85,882	2,035,807
BHP Billiton PLC	29,454	1,100,356
British American Tobacco PLC:
(United Kingdom)	30,500	1,408,047
sponsored ADR	25,000	2,285,500
British Land Co. PLC	85,376	819,896
British Sky Broadcasting Group PLC	66,300	774,927
Burberry Group PLC	25,900	635,211
Cairn Energy PLC (a)	72,864	442,331
Carphone Warehouse Group PLC	295,350	2,001,204
Diageo PLC sponsored ADR	11,000	893,640
Filtrona PLC	61,800	346,353
GlaxoSmithKline PLC	64,000	1,427,019
HSBC Holdings PLC sponsored ADR	39,096	1,910,622
International Personal Finance PLC	43,300	224,048
Kazakhmys PLC	27,100	599,690
Lloyds Banking Group PLC (a)	1,166,500	824,102
Meggitt PLC	96,600	615,761
Micro Focus International PLC	98,600	469,399
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Misys PLC	108,500	$ 705,330
Morgan Crucible Co. PLC	76,600	413,706
Next PLC	15,600	608,213
Prudential PLC	80,306	904,668
Reckitt Benckiser Group PLC	19,400	1,100,952
Royal Dutch Shell PLC Class A (United Kingdom)	106,037	3,884,443
SuperGroup PLC (a)	30,400	531,484
Vodafone Group PLC	848,200	2,378,869
Xstrata PLC	42,500	903,844
TOTAL UNITED KINGDOM		32,760,270
United States of America - 26.3%
Aetna, Inc.	31,000	1,286,190
Agilent Technologies, Inc. (a)	11,200	472,192
Alexion Pharmaceuticals, Inc. (a)	15,000	852,000
Amazon.com, Inc. (a)	14,800	3,293,296
Apple, Inc. (a)	20,700	8,082,936
Ariba, Inc. (a)	25,000	826,750
Armstrong World Industries, Inc.	73,800	2,915,100
Ascena Retail Group, Inc. (a)	20,000	646,400
Baker Hughes, Inc.	80,000	6,190,400
Baxter International, Inc.	68,000	3,955,560
Biogen Idec, Inc. (a)	18,200	1,854,034
Brigham Exploration Co. (a)	5,000	159,000
Cabot Oil & Gas Corp.	20,000	1,481,600
Camden Property Trust (SBI)	23,000	1,542,610
Cameron International Corp. (a)	6,000	335,640
Carlisle Companies, Inc.	173,600	7,504,728
Casey's General Stores, Inc.	4,000	180,000
Ceva, Inc. (a)	1,000	30,220
Chevron Corp.	34,000	3,536,680
Citigroup, Inc.	7,100	272,214
Continental Resources, Inc. (a)	2,000	137,180
DSW, Inc. Class A (a)	58,500	3,099,330
Dunkin' Brands Group, Inc.	1,300	37,609
Edwards Lifesciences Corp. (a)	72,000	5,137,200
EMC Corp. (a)	30,000	782,400
EQT Corp.	48,000	3,047,040
Equity Residential (SBI)	77,000	4,760,140
Estee Lauder Companies, Inc. Class A	79,000	8,287,890
Exxon Mobil Corp.	76,300	6,087,977
FirstEnergy Corp.	17,000	759,050
Common Stocks - continued
	Shares	Value
United States of America - continued
Fluor Corp.	5,700	$ 362,121
Fossil, Inc. (a)	33,000	4,147,110
G-III Apparel Group Ltd. (a)	55,700	1,719,459
Google, Inc. Class A (a)	9,300	5,614,317
Green Mountain Coffee Roasters, Inc. (a)	54,800	5,696,460
Halliburton Co.	8,300	454,259
Haynes International, Inc.	5,000	313,200
Informatica Corp. (a)	41,000	2,096,330
Intuit, Inc. (a)	120,000	5,604,000
iRobot Corp. (a)	61,000	2,132,560
KKR Financial Holdings LLC	32,000	303,680
Lorillard, Inc.	11,000	1,168,420
Magma Design Automation, Inc. (a)	8,000	59,520
MasterCard, Inc. Class A	20,000	6,065,000
McDonald's Corp.	24,000	2,075,520
Mead Johnson Nutrition Co. Class A	8,100	578,097
National Oilwell Varco, Inc.	11,000	886,270
NextEra Energy, Inc.	12,000	663,000
Noble Energy, Inc.	3,900	388,752
Oasis Petroleum, Inc. (a)(e)	20,000	590,800
ONEOK, Inc.	22,000	1,601,380
Perrigo Co.	42,000	3,793,020
Petrohawk Energy Corp. (a)	49,000	1,871,310
Pioneer Natural Resources Co.	20,000	1,859,800
Polycom, Inc. (a)	98,000	2,648,940
Polypore International, Inc. (a)	35,100	2,386,800
PPL Corp.	76,000	2,120,400
Prestige Brands Holdings, Inc. (a)	73,000	892,060
Prologis, Inc.	45,500	1,621,165
ResMed, Inc. CDI	101,531	304,523
Riverbed Technology, Inc. (a)	7,000	200,410
Rosetta Resources, Inc. (a)	3,000	155,310
salesforce.com, Inc. (a)	10,000	1,447,100
Sequenom, Inc. (a)	103,000	727,180
Sirius XM Radio, Inc. (a)(e)	2,250,000	4,747,500
Southern Co.	45,000	1,779,300
Spectrum Brands Holdings, Inc. (a)	23,000	614,100
Starbucks Corp.	83,000	3,327,470
Steven Madden Ltd. (a)	13,000	495,300
The Mosaic Co.	11,600	820,352
TJX Companies, Inc.	16,000	884,800
UnitedHealth Group, Inc.	26,300	1,305,269
Common Stocks - continued
	Shares	Value
United States of America - continued
Virgin Media, Inc.	8,600	$ 227,556
W.R. Grace & Co. (a)	61,000	3,076,840
TOTAL UNITED STATES OF AMERICA		157,380,126
TOTAL COMMON STOCKS (Cost $289,142,509)		330,766,496
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
PPL Corp. 8.75%	9,000	479,813
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
ProSiebenSat.1 Media AG	24,800	641,588
Volkswagen AG	5,800	1,162,139
TOTAL GERMANY		1,803,727
TOTAL PREFERRED STOCKS (Cost $1,520,333)		2,283,540
Nonconvertible Bonds - 11.0%
		Principal Amount (d)
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	357,449
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	278,604
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	340,653
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	374,922
4.875% 11/19/19		600,000	637,673
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	580,039
TOTAL AUSTRALIA			2,569,340
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	365,347
Gatwick Funding Ltd. 6.5% 3/2/43	GBP	250,000	428,257
TOTAL BAILIWICK OF JERSEY			793,604
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Belgium - 0.1%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	300,000	$ 433,488
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	248,719
TOTAL BELGIUM			682,207
Bermuda - 0.2%
Li & Fung Ltd. 5.25% 5/13/20		1,000,000	1,019,113
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	355,620
British Virgin Islands - 0.1%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		400,000	406,476
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	404,020
TOTAL BRITISH VIRGIN ISLANDS			810,496
Canada - 0.0%
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	228,724
Cayman Islands - 0.4%
Banco Do Brasil SA 4.5% 1/20/16 (Reg. S)	EUR	200,000	287,859
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	273,950
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	486,118
MUFG Capital Finance 5 Ltd. 6.299% (g)(h)	GBP	300,000	477,706
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	150,000	291,794
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	227,754
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	191,668
TOTAL CAYMAN ISLANDS			2,236,849
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	320,370
Denmark - 0.1%
TDC AS 4.375% 2/23/18	EUR	200,000	298,319
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	361,584
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	665,621
BNP Paribas SA 5.019% (g)(h)	EUR	150,000	188,587
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	50,000	60,946
Compagnie de St. Gobain 1.833% 4/11/12 (h)	EUR	175,000	251,049
Credit Agricole SA 7.875% (g)(h)	EUR	200,000	294,554
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	380,226
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
France - continued
Credit Logement SA:
2.071% (g)(h)	EUR	150,000	$ 169,189
2.644% (g)(h)	EUR	250,000	274,316
EDF SA 4.625% 9/11/24	EUR	150,000	227,069
Iliad SA 4.875% 6/1/16	EUR	500,000	727,937
Safran SA 4% 11/26/14	EUR	550,000	802,588
Societe Fonciere Lyonnaise SA 4.625% 5/25/16	EUR	400,000	586,700
Societe Generale 1.611% 6/7/17 (h)	EUR	100,000	139,006
Societe Generale SCF 4% 7/7/16	EUR	450,000	677,882
Veolia Environnement 6.125% 11/25/33	EUR	250,000	404,261
TOTAL FRANCE			6,211,515
Germany - 0.1%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	296,498
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	351,760
TOTAL GERMANY			648,258
India - 0.0%
Export-Import Bank of India 0.6953% 6/7/12 (h)	JPY	20,000,000	256,574
Ireland - 0.2%
Allied Irish Banks PLC 1.546% 9/15/11 (h)	EUR	350,000	493,468
Bank of Ireland 0.8719% 2/15/12 (h)	GBP	550,000	814,073
TOTAL IRELAND			1,307,541
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	304,737
Italy - 0.5%
Intesa Sanpaolo SpA:
2.6575% 2/24/14 (f)(h)		400,000	393,175
3.75% 11/23/16	EUR	350,000	476,617
4.375% 8/16/16	EUR	500,000	709,919
6.375% 11/12/17 (h)	GBP	150,000	239,488
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	741,386
Unione di Banche Italiane SCpA 4.5% 2/22/16	EUR	200,000	283,002
TOTAL ITALY			2,843,587
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	473,373
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	551,525
Kookmin Bank 5.875% 6/11/12		200,000	207,769
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - continued
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		$ 190,000	$ 205,324
Korea Resources Corp. 4.125% 5/19/15		610,000	633,851
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	467,406
5% 9/30/14 (Reg. S)		200,000	213,484
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	312,555
TOTAL KOREA (SOUTH)			2,591,914
Luxembourg - 0.6%
ArcelorMittal SA 6.75% 3/1/41		200,000	204,472
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	418,123
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	227,233
6.51% 3/7/22 (Reg. S)		450,000	490,500
6.58% 10/31/13	GBP	100,000	175,174
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	364,601
7.125% 4/23/15	EUR	150,000	237,828
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	452,056
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	413,750
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	306,375
TMK Capital SA 7.75% 1/27/18		300,000	312,000
TOTAL LUXEMBOURG			3,602,112
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	433,026
Multi-National - 0.2%
European Community 3.25% 4/4/18	EUR	1,000,000	1,468,597
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	90,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	400,987	503,178
ING Bank NV 4.75% 5/27/19	EUR	200,000	311,002
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	469,678
Lanxess Finance BV 4.125% 5/23/18	EUR	300,000	438,944
Linde Finance BV 3.875% 6/1/21	EUR	500,000	728,885
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	288,088
Rabobank Nederland 5.875% 5/20/19	EUR	350,000	550,754
TOTAL NETHERLANDS			3,380,529
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	$ 303,909
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,971,649
TOTAL NORWAY			2,275,558
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	306,516
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	405,164
TOTAL RUSSIA			711,680
Spain - 0.4%
Amadeus Capital Markets SA 4.875% 7/15/16	EUR	300,000	437,261
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,279,781
MAPFRE SA 5.921% 7/24/37 (h)	EUR	250,000	276,543
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	166,592
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	144,475
TOTAL SPAIN			2,304,652
Sweden - 0.2%
Svenska Handelsbanken AB 3.625% 2/16/16	EUR	450,000	660,920
Swedbank AB 0.4405% 5/18/17 (h)		500,000	485,660
TOTAL SWEDEN			1,146,580
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	515,087
United Arab Emirates - 0.0%
Emirates Bank International PJSC 4.7526% 4/30/12 (h)		229,000	226,710
United Kingdom - 1.7%
3i Group PLC 5.625% 3/17/17	EUR	150,000	224,106
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	568,711
Barclays Bank PLC:
4.875% (g)(h)	EUR	350,000	393,517
6.75% 1/16/23 (h)	GBP	300,000	514,041
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	199,390
8.125% 11/15/13		200,000	229,736
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	505,398
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	285,990
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	523,870
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	632,302
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	292,435
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Imperial Tobacco Finance: - continued
7.25% 9/15/14	EUR	150,000	$ 242,401
7.75% 6/24/19	GBP	500,000	1,005,217
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	195,341
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	567,954
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	178,256
7.125% 12/1/37 (f)		200,000	200,161
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	438,949
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	369,047
Royal Bank of Scotland PLC:
0.9461% 4/11/16 (h)		250,000	213,522
5.75% 5/21/14	EUR	500,000	750,194
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	559,151
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	303,711
Tesco PLC 5.875% 9/12/16	EUR	100,000	164,723
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	154,130
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	177,293
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	274,204
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	251,700
TOTAL UNITED KINGDOM			10,415,450
United States of America - 2.6%
Altria Group, Inc.:
8.5% 11/10/13		210,000	242,756
9.25% 8/6/19		400,000	533,977
Bank of America Corp. 4.75% 5/6/19	EUR	250,000	330,737
Boeing Capital Corp. 2.125% 8/15/16		250,000	251,847
CenturyLink, Inc. 7.6% 9/15/39		450,000	453,182
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19 (f)		500,000	485,000
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	680,622
4.587% 12/15/15		500,000	533,924
Comcast Corp. 6.55% 7/1/39		350,000	395,135
Credit Suisse New York Branch:
4.375% 8/5/20		600,000	596,338
5% 5/15/13		400,000	425,676
CVS Caremark Corp. 4.125% 5/15/21		350,000	355,538
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	437,177
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	272,854
Frontier Oil Corp. 6.875% 11/15/18		250,000	266,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
General Electric Co. 5.25% 12/6/17		$ 550,000	$ 620,282
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	333,414
Goldman Sachs Group, Inc. 3.625% 2/7/16		150,000	151,965
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	1,017,792
KeyBank NA:
1.559% 11/21/11 (h)	EUR	50,000	71,705
1.594% 2/9/12 (h)	EUR	510,000	718,648
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	266,483
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	505,193
Merck & Co., Inc. 5.85% 6/30/39		300,000	345,197
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,368,233
Morgan Stanley 1.908% 7/20/12 (h)	EUR	430,000	615,486
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	511,135
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	129,053
PPL Energy Supply LLC 6.5% 5/1/18		160,000	183,959
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	178,637
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	321,835
State Street Corp. 4.375% 3/7/21		500,000	521,774
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	292,103
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	628,970
Wells Fargo & Co. 3.676% 6/15/16		450,000	473,055
TOTAL UNITED STATES OF AMERICA			15,516,557
TOTAL NONCONVERTIBLE BONDS (Cost $62,241,911)			65,948,679
Government Obligations - 23.7%

Canada - 0.6%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,121,508
5.25% 6/1/12	CAD	1,350,000	1,460,555
TOTAL CANADA			3,582,063
Germany - 3.2%
German Federal Republic:
3.25% 7/4/21	EUR	7,550,000	11,507,681
4.75% 7/4/40	EUR	3,050,000	5,543,288
5.625% 1/4/28	EUR	1,110,000	2,083,151
TOTAL GERMANY			19,134,120
Government Obligations - continued
		Principal Amount (d)	Value
Italy - 1.9%
Italian Republic 4.75% 9/1/21	EUR	8,800,000	$ 11,611,495
Japan - 12.0%
Japan Government:
0.3% 12/15/11	JPY	1,130,000,000	14,687,005
0.9% 6/20/13	JPY	110,000,000	1,449,216
1.1% 12/20/12	JPY	18,700,000	246,152
1.3% 3/20/15	JPY	740,000,000	9,975,890
1.3% 6/20/20	JPY	1,376,000,000	18,466,442
1.7% 12/20/16	JPY	245,000,000	3,400,109
1.7% 9/20/17	JPY	311,000,000	4,329,678
1.9% 6/20/16	JPY	469,250,000	6,548,527
1.9% 3/20/29	JPY	846,500,000	11,199,361
2% 9/20/40	JPY	141,000,000	1,818,738
TOTAL JAPAN			72,121,118
Poland - 0.3%
Polish Government 4% 3/23/21	EUR	1,100,000	1,487,441
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,913,927
United Kingdom - 0.3%
UK Treasury Index-Linked GILT:
1.875% 11/22/22	GBP	300,000	673,683
4% 9/7/16	GBP	400,000	728,838
4.25% 6/7/32	GBP	70,000	120,405
TOTAL UNITED KINGDOM			1,522,926
United States of America - 5.1%
Federal Home Loan Bank 3.625% 10/18/13		300,000	320,099
Freddie Mac 2.125% 9/21/12		650,000	663,011
U.S. Treasury Bonds:
3.5% 2/15/39		1,400,000	1,254,968
4.375% 5/15/41		600,000	623,532
4.75% 2/15/41		1,250,000	1,382,031
5.25% 2/15/29		250,000	299,805
U.S. Treasury Notes:
0.5% 5/31/13		850,000	852,357
0.75% 12/15/13		450,000	453,762
1.5% 7/31/16		11,950,000	12,033,053
1.75% 7/31/15		3,050,000	3,149,369
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes: - continued
1.75% 5/31/16		$ 800,000	$ 817,504
2% 1/31/16		820,000	851,199
2.125% 2/29/16		1,150,000	1,199,144
2.375% 2/28/15		3,400,000	3,595,772
3.125% 5/15/21		2,550,000	2,620,916
3.5% 5/15/20		650,000	698,347
TOTAL UNITED STATES OF AMERICA			30,814,869
TOTAL GOVERNMENT OBLIGATIONS (Cost $128,358,816)			142,187,959
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 1.654% 2/25/15 (h)	EUR	100,000	137,578
Geldilux Ltd. Series 2007-TS Class A, 1.669% 9/8/14 (h)	EUR	200,000	284,353
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	245,258	427,297
VCL No. 11 Ltd. Class A, 2.57% 8/21/15 (h)	EUR	72,563	104,543
Volkswagen Car Lease Series 9 Class B, 1.65% 10/21/13 (h)	EUR	25,000	35,894
TOTAL ASSET-BACKED SECURITIES (Cost $937,244)			989,665
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6605% 5/17/60 (h)		300,000	300,203
Fosse Master Issuer PLC:
Series 2010-4 Class A2, 2.732% 10/18/54 (h)	EUR	650,000	934,765
Series 2011-1 Class A3, 2.2278% 10/18/54 (h)	GBP	300,000	492,885
Granite Master Issuer PLC Series 2005-1 Class A5, 1.645% 12/20/54 (h)	EUR	260,929	358,045
Holmes Master Issuer PLC:
floater Series 2011-1X Class A4, 2.777% 10/15/54 (h)	EUR	500,000	719,136
Series 2010-1X Class A2, 1.6493% 10/15/54 (h)		400,000	400,268
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.1992% 7/15/42 (h)	GBP	250,000	$ 410,076
Storm BV Series 2010-1 Class A2, 2.51% 3/22/52 (h)	EUR	500,000	714,204
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,115,403)			4,329,582
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.656% 8/18/17 (h)	EUR	158,674	207,472
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.848% 7/20/16 (h)	EUR	162,104	216,033
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.414% 7/22/43 (h)	EUR	100,000	129,317
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0391% 4/19/21 (h)	GBP	150,000	234,772
London & Regional Debt Securitisation No. 1 PLC Class A, 1.0372% 10/15/14 (h)	GBP	100,000	155,193
REC Plantation Place Ltd. Series 5 Class A, 1.0628% 7/25/16 (Reg. S) (h)	GBP	96,501	149,182
TOTAL UNITED KINGDOM			539,147
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,075,615)			1,091,969
Fixed-Income Funds - 4.5%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	2,630,774	27,123,275
Fidelity High Income Central Fund 1 (i)	278	27,639
TOTAL FIXED-INCOME FUNDS (Cost $26,485,739)		27,150,914
Preferred Securities - 0.0%
	Principal Amount (d)	Value
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,890)	400,000	$ 220,147
Equity Central Funds - 2.9%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $11,905,361)	80,100	17,562,726
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.14% (b)	16,305,765	16,305,765
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,606,705	5,606,705
TOTAL MONEY MARKET FUNDS (Cost $21,912,470)		21,912,470
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $548,016,291)		614,444,147
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(15,245,065)
NET ASSETS - 100%		$ 599,199,082
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,356,426 or 0.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	$ 451,749
Fidelity Cash Central Fund	20,073
Fidelity Emerging Markets Equity Central Fund	215,747
Fidelity High Income Central Fund 1	245,472
Fidelity Securities Lending Cash Central Fund	25,388
Total	$ 958,429
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ -	$ 26,339,684	$ -	$ 27,123,275	0.0%
Fidelity Emerging Markets Equity Central Fund	16,045,500	2,055,144	910,800	17,562,726	5.5%
Fidelity High Income Central Fund 1	10,635,391	245,306	10,900,306	27,639	0.0%
Total	$ 26,680,891	$ 28,640,134	$ 11,811,106	$ 44,713,640
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 157,859,939	$ 157,380,126	$ 479,813	$ -
Japan	34,715,487	31,597,323	3,118,164	-
United Kingdom	32,760,270	19,090,913	13,669,357	-
Canada	24,208,391	24,208,391	-	-
France	18,705,562	16,258,168	2,447,394	-
Australia	9,792,566	8,272,854	1,519,712	-
Germany	9,455,484	5,831,693	3,623,791	-
Switzerland	7,255,306	6,457,398	797,908	-
Netherlands	5,846,499	4,012,961	1,833,538	-
Other	32,450,532	26,862,869	5,587,663	-
Corporate Bonds	65,948,679	-	65,948,679	-
Government Obligations	142,187,959	-	142,187,959	-
Asset-Backed Securities	989,665	-	989,665	-
Collateralized Mortgage Obligations	4,329,582	-	4,329,582	-
Commercial Mortgage Securities	1,091,969	-	1,091,969	-
Fixed-Income Funds	27,150,914	27,150,914	-	-
Preferred Securities	220,147	-	220,147	-
Equity Central Funds	17,562,726	17,562,726	-	-
Money Market Funds	21,912,470	21,912,470	-	-
Total Investments in Securities:	$ 614,444,147	$ 366,598,806	$ 247,845,341	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $548,788,683. Net unrealized appreciation aggregated $65,655,464, of which $76,016,258 related to appreciated investment securities and $10,360,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883471.102

AGBL-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.2%
	Shares	Value
Australia - 1.6%
AMP Ltd.	41,870	$ 209,762
Australia & New Zealand Banking Group Ltd.	10,884	249,079
BHP Billiton Ltd.	33,234	1,519,712
Billabong International Ltd.	22,988	148,756
Coca-Cola Amatil Ltd.	13,366	165,935
Cochlear Ltd.	4,450	346,483
Commonwealth Bank of Australia	22,764	1,232,226
Computershare Ltd.	26,518	239,190
Crown Ltd.	35,037	343,361
CSL Ltd.	13,695	461,762
Fortescue Metals Group Ltd.	114,475	793,596
Fosters Group Ltd.	51,948	288,217
Newcrest Mining Ltd.	15,524	674,543
QBE Insurance Group Ltd.	25,850	465,762
Rio Tinto Ltd.	6,571	577,538
Suncorp-Metway Ltd.	53,653	436,199
Super Cheap Auto Group Ltd.	15,004	114,730
Telstra Corp. Ltd.	185,134	608,158
Wesfarmers Ltd.	18,690	602,050
Worleyparsons Ltd.	10,439	315,507
TOTAL AUSTRALIA		9,792,566
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	75,500	342,324
Bailiwick of Jersey - 0.9%
Experian PLC	63,500	836,539
Randgold Resources Ltd. sponsored ADR	8,500	771,885
Shire PLC	29,157	1,012,094
Shire PLC sponsored ADR	27,000	2,808,000
TOTAL BAILIWICK OF JERSEY		5,428,518
Belgium - 0.1%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	27
Umicore SA	8,893	455,149
TOTAL BELGIUM		455,176
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	14,000	80,654
Dickson Concepts International Ltd.	62,500	47,313
GOME Electrical Appliances Holdings Ltd.	552,000	260,638
Jardine Strategic Holdings Ltd.	5,000	163,700
Kosmos Energy Ltd.	16,200	246,078
Common Stocks - continued
	Shares	Value
Bermuda - continued
Noble Group Ltd.	124,000	$ 192,567
Pacific Basin Shipping Ltd.	294,000	161,451
Ports Design Ltd.	75,500	159,451
TOTAL BERMUDA		1,311,852
British Virgin Islands - 0.1%
Mail.ru Group Ltd. GDR (Reg. S)	10,300	367,916
Canada - 4.0%
Agnico-Eagle Mines Ltd. (Canada)	3,500	194,672
Agrium, Inc.	2,200	192,529
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,800	119,918
Astral Media, Inc. Class A (non-vtg.)	1,300	49,679
Bank of Montreal	4,000	251,329
Bank of Nova Scotia	11,400	646,485
Barrick Gold Corp.	10,100	481,531
Baytex Energy Corp.	4,800	267,934
BCE, Inc.	11,600	442,680
Bombardier, Inc. Class B (sub. vtg.)	25,100	151,851
Brookfield Asset Management, Inc. Class A	6,700	211,084
Brookfield Properties Corp.	6,800	129,181
Calfrac Well Services Ltd.	7,200	273,636
Canadian Imperial Bank of Commerce	1,100	84,026
Canadian National Railway Co.	6,800	509,893
Canadian Natural Resources Ltd.	8,200	331,124
Cenovus Energy, Inc.	9,500	365,224
CGI Group, Inc. Class A (sub. vtg.) (a)	19,200	412,778
Copper Mountain Mining Corp. (a)	16,000	117,228
Crescent Point Energy Corp.	3,500	157,342
Detour Gold Corp. (a)	4,600	144,587
Eldorado Gold Corp.	10,000	172,179
Enbridge, Inc.	19,400	636,988
Finning International, Inc.	4,000	114,716
First Quantum Minerals Ltd.	5,100	707,082
Franco-Nevada Corp.	7,000	292,705
Goldcorp, Inc.	15,900	760,384
Grande Cache Coal Corp. (a)	21,100	192,581
IAMGOLD Corp.	9,500	190,119
Industrial Alliance Life Insurance Co.	2,500	98,650
Intact Financial Corp.	4,950	287,291
Ivanhoe Mines Ltd. (a)	3,910	102,395
Keyera Corp.	100,423	4,614,371
Kinross Gold Corp.	5,000	81,641
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	3,000	$ 148,744
National Bank of Canada	3,800	294,526
New Gold, Inc. (a)	8,000	86,498
Open Text Corp. (a)	5,500	371,253
Osisko Mining Corp. (a)	8,300	123,101
Petrobank Energy & Resources Ltd. (a)	5,900	91,396
Petrominerales Ltd.	6,605	210,718
Potash Corp. of Saskatchewan, Inc.	13,200	762,102
Precision Drilling Corp. (a)	8,000	138,162
Progressive Waste Solution Ltd.	3,900	87,723
Quebecor, Inc. Class B (sub. vtg.)	2,200	69,795
Rogers Communications, Inc. Class B (non-vtg.)	4,050	154,641
Royal Bank of Canada	11,300	607,934
Silver Wheaton Corp.	10,000	360,163
Suncor Energy, Inc.	31,672	1,213,972
SunOpta, Inc. (a)	70,000	412,300
SXC Health Solutions Corp. (a)	7,600	481,026
Talisman Energy, Inc.	12,000	218,547
Teck Resources Ltd. Class B (sub. vtg.)	5,800	287,390
TELUS Corp.	6,200	341,279
The Toronto-Dominion Bank	10,600	848,643
Tim Hortons, Inc. (Canada)	4,000	191,961
Tourmaline Oil Corp. (a)	7,000	261,200
Trican Well Service Ltd.	13,000	340,308
Trinidad Drilling Ltd.	20,100	210,173
Uranium One, Inc.	95,700	337,564
Valeant Pharmaceuticals International, Inc. (Canada)	30,360	1,671,166
Vermilion Energy, Inc.	2,000	100,293
TOTAL CANADA		24,208,391
Cayman Islands - 0.2%
Anta Sports Products Ltd.	60,000	90,534
Geely Automobile Holdings Ltd.	220,000	87,223
Herbalife Ltd.	8,000	445,760
Minth Group Ltd.	78,000	125,300
Sands China Ltd. (a)	25,200	75,822
Shenguan Holdings Group Ltd.	256,000	163,905
SouFun Holdings Ltd. ADR	3,200	66,560
Tencent Holdings Ltd.	11,000	286,228
TOTAL CAYMAN ISLANDS		1,341,332
Common Stocks - continued
	Shares	Value
China - 0.2%
Baidu.com, Inc. sponsored ADR (a)	3,400	$ 534,038
Focus Media Holding Ltd. ADR (a)	14,400	473,616
TOTAL CHINA		1,007,654
Curacao - 0.4%
Schlumberger Ltd.	26,000	2,349,620
Denmark - 0.4%
Carlsberg A/S Series B	6,400	629,502
Danske Bank A/S (a)	28,562	553,607
Novo Nordisk A/S Series B	11,075	1,354,651
TOTAL DENMARK		2,537,760
Finland - 0.1%
Nokian Tyres PLC	9,500	445,811
France - 3.1%
Alcatel-Lucent SA sponsored ADR (a)	783,300	3,172,365
Alstom SA	15,260	805,902
Arkema SA	9,700	949,837
Atos Origin SA	10,516	580,825
BNP Paribas SA	25,136	1,642,044
Club Mediterranee SA (a)	6,367	151,223
Compagnie Generale de Geophysique SA (a)	10,400	349,241
Danone	16,800	1,202,126
Edenred	12,300	354,526
Iliad SA	5,064	650,493
JC Decaux SA (a)	12,700	350,909
LVMH Moet Hennessy - Louis Vuitton	8,725	1,604,047
PPR SA	8,800	1,631,112
Publicis Groupe SA	12,100	617,112
Remy Cointreau SA	5,491	490,742
Safran SA	18,400	767,496
Sanofi-Aventis	27,004	2,098,153
Societe Generale Series A	16,400	818,507
Unibail-Rodamco	2,100	468,902
TOTAL FRANCE		18,705,562
Germany - 1.3%
BASF AG	16,414	1,491,009
Commerzbank AG (a)	260,700	995,652
Fresenius Medical Care AG & Co. KGaA	8,500	652,326
HeidelbergCement AG	8,700	480,648
Kabel Deutschland Holding AG (a)	18,800	1,060,657
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	19,198	$ 1,200,259
Siemens AG	13,859	1,771,206
TOTAL GERMANY		7,651,757
Hong Kong - 0.4%
AIA Group Ltd.	22,800	83,813
BOC Hong Kong (Holdings) Ltd.	158,000	472,350
Cheung Kong Holdings Ltd.	24,000	366,753
Hong Kong Exchanges and Clearing Ltd.	17,800	367,474
Hutchison Whampoa Ltd.	46,000	536,208
SJM Holdings Ltd.	135,000	339,847
TOTAL HONG KONG		2,166,445
Ireland - 0.1%
Elan Corp. PLC (a)	19,600	219,034
James Hardie Industries NV CDI (a)	49,111	309,167
TOTAL IRELAND		528,201
Isle of Man - 0.0%
Genting Singapore PLC (a)	151,000	238,259
Italy - 0.4%
Amplifon SpA	45,300	290,689
Fiat Industrial SpA (a)	54,000	714,215
Intesa Sanpaolo SpA	278,249	646,080
Piaggio & C SpA	67,700	280,540
Prysmian SpA	26,100	484,148
TOTAL ITALY		2,415,672
Japan - 5.8%
Aisin Seiki Co. Ltd.	14,800	571,886
All Nippon Airways Ltd.	60,000	203,469
Anritsu Corp. (e)	33,000	357,591
Asahi Glass Co. Ltd.	9,000	104,424
Asahi Kasei Corp.	150,000	1,062,171
Chiyoda Corp.	15,000	192,165
Cosmos Pharmaceutical Corp.	3,600	167,920
CyberAgent, Inc.	452	1,579,783
Daibiru Corp.	20,300	151,660
Daito Trust Construction Co. Ltd.	4,200	404,911
Daiwa House Industry Co. Ltd.	21,000	282,401
DeNA Co. Ltd.	9,200	459,612
Don Quijote Co. Ltd.	24,000	826,661
Common Stocks - continued
	Shares	Value
Japan - continued
East Japan Railway Co.	9,700	$ 609,992
Elpida Memory, Inc. (a)(e)	52,400	484,750
Exedy Corp.	6,800	258,606
Fast Retailing Co. Ltd.	5,100	906,490
Fuji Machine Manufacturing Co. Ltd.	13,000	273,631
Fujitsu Ltd.	78,000	460,105
GREE, Inc.	8,300	190,555
Hitachi Transport System Ltd.	9,900	178,667
Honda Motor Co. Ltd.	31,100	1,234,243
Ishikawajima-Harima Heavy Industries Co. Ltd.	73,000	197,284
Japan Tobacco, Inc.	161	732,151
JS Group Corp.	14,300	358,034
JTEKT Corp.	62,400	920,211
JX Holdings, Inc.	115,080	832,840
Kakaku.com, Inc.	20,000	791,269
KDDI Corp.	131	973,585
Kenedix Realty Investment Corp.	81	302,467
Kuraray Co. Ltd.	9,900	149,982
Lawson, Inc.	3,900	211,050
Makita Corp.	29,400	1,386,630
Mandom Corp.	7,400	218,447
Marubeni Corp.	37,000	277,867
Mitsui & Co. Ltd.	46,200	873,397
Mitsui Fudosan Co. Ltd.	30,000	572,598
MS&AD Insurance Group Holdings, Inc.	39,000	978,990
NHK Spring Co. Ltd.	125,000	1,336,647
Nichi-iko Pharmaceutical Co. Ltd.	5,800	168,427
Nikon Corp.	17,100	402,588
Nitto Boseki Co. Ltd.	75,000	217,307
NOK Corp.	35,400	660,947
NTT Urban Development Co.	678	622,810
ORIX Corp.	9,760	1,057,603
Pioneer Corp. (a)	105,300	558,207
Raito Kogyo Co. Ltd.	20,000	72,760
Rakuten, Inc.	858	872,883
SMC Corp.	7,600	1,401,208
SOFTBANK CORP.	21,300	833,015
Start Today Co. Ltd.	2,600	64,590
Sumitomo Mitsui Financial Group, Inc.	9,000	283,204
Sumitomo Mitsui Trust Holdings, Inc.	55,000	202,949
T&D Holdings, Inc.	30,650	752,660
Terumo Corp.	5,100	286,923
Common Stocks - continued
	Shares	Value
Japan - continued
Toray Industries, Inc.	99,000	$ 770,493
Toshiba Corp.	174,000	904,307
Toyo Engineering Corp.	44,000	164,075
Toyota Motor Corp.	39,200	1,600,717
Universal Entertainment Corp.	10,400	347,680
Yamaha Motor Co. Ltd. (a)	12,900	250,240
Yamato Kogyo Co. Ltd.	4,800	144,752
TOTAL JAPAN		34,715,487
Luxembourg - 0.1%
Evraz Group SA GDR (a)	12,300	410,820
Netherlands - 1.0%
AEGON NV (a)	84,700	484,700
ING Groep NV (Certificaten Van Aandelen) (a)	125,700	1,348,838
LyondellBasell Industries NV Class A	97,000	3,827,620
Yandex NV	5,300	185,341
TOTAL NETHERLANDS		5,846,499
Norway - 0.3%
Aker Solutions ASA	38,700	681,368
Kvaerner ASA (a)	4,800	10,198
Storebrand ASA (A Shares)	147,000	1,226,911
TOTAL NORWAY		1,918,477
Papua New Guinea - 0.1%
Oil Search Ltd.	49,395	370,649
Poland - 0.0%
Eurocash SA	31,400	306,958
Russia - 0.2%
Sberbank of Russia sponsored ADR	32,500	485,875
Uralkali JSC GDR (Reg. S)	10,900	536,934
TOTAL RUSSIA		1,022,809
Singapore - 0.2%
DBS Group Holdings Ltd.	64,000	825,412
Keppel Corp. Ltd.	54,100	497,353
TOTAL SINGAPORE		1,322,765
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	70,562	739,111
Banco Santander SA	125,111	1,316,784
Gestevision Telecinco SA (e)	70,723	664,584
Common Stocks - continued
	Shares	Value
Spain - continued
Grifols SA	15,500	$ 339,524
Inditex SA	11,128	1,009,562
TOTAL SPAIN		4,069,565
Sweden - 0.3%
Elekta AB (B Shares)	5,700	262,721
Swedbank AB (A Shares)	50,246	883,239
Telefonaktiebolaget LM Ericsson (B Shares)	75,319	945,989
TOTAL SWEDEN		2,091,949
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	17,308	1,121,642
Nestle SA	50,564	3,225,441
Schindler Holding AG (participation certificate)	5,308	625,977
The Swatch Group AG (Bearer)	1,870	1,016,482
Transocean Ltd. (United States)	7,600	467,856
UBS AG (a)	48,376	797,908
TOTAL SWITZERLAND		7,255,306
United Kingdom - 5.5%
Aegis Group PLC	142,200	361,825
Autonomy Corp. PLC (a)	14,900	411,170
Aviva PLC	101,800	663,030
Barclays PLC	297,288	1,078,823
BG Group PLC	85,882	2,035,807
BHP Billiton PLC	29,454	1,100,356
British American Tobacco PLC:
(United Kingdom)	30,500	1,408,047
sponsored ADR	25,000	2,285,500
British Land Co. PLC	85,376	819,896
British Sky Broadcasting Group PLC	66,300	774,927
Burberry Group PLC	25,900	635,211
Cairn Energy PLC (a)	72,864	442,331
Carphone Warehouse Group PLC	295,350	2,001,204
Diageo PLC sponsored ADR	11,000	893,640
Filtrona PLC	61,800	346,353
GlaxoSmithKline PLC	64,000	1,427,019
HSBC Holdings PLC sponsored ADR	39,096	1,910,622
International Personal Finance PLC	43,300	224,048
Kazakhmys PLC	27,100	599,690
Lloyds Banking Group PLC (a)	1,166,500	824,102
Meggitt PLC	96,600	615,761
Micro Focus International PLC	98,600	469,399
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Misys PLC	108,500	$ 705,330
Morgan Crucible Co. PLC	76,600	413,706
Next PLC	15,600	608,213
Prudential PLC	80,306	904,668
Reckitt Benckiser Group PLC	19,400	1,100,952
Royal Dutch Shell PLC Class A (United Kingdom)	106,037	3,884,443
SuperGroup PLC (a)	30,400	531,484
Vodafone Group PLC	848,200	2,378,869
Xstrata PLC	42,500	903,844
TOTAL UNITED KINGDOM		32,760,270
United States of America - 26.3%
Aetna, Inc.	31,000	1,286,190
Agilent Technologies, Inc. (a)	11,200	472,192
Alexion Pharmaceuticals, Inc. (a)	15,000	852,000
Amazon.com, Inc. (a)	14,800	3,293,296
Apple, Inc. (a)	20,700	8,082,936
Ariba, Inc. (a)	25,000	826,750
Armstrong World Industries, Inc.	73,800	2,915,100
Ascena Retail Group, Inc. (a)	20,000	646,400
Baker Hughes, Inc.	80,000	6,190,400
Baxter International, Inc.	68,000	3,955,560
Biogen Idec, Inc. (a)	18,200	1,854,034
Brigham Exploration Co. (a)	5,000	159,000
Cabot Oil & Gas Corp.	20,000	1,481,600
Camden Property Trust (SBI)	23,000	1,542,610
Cameron International Corp. (a)	6,000	335,640
Carlisle Companies, Inc.	173,600	7,504,728
Casey's General Stores, Inc.	4,000	180,000
Ceva, Inc. (a)	1,000	30,220
Chevron Corp.	34,000	3,536,680
Citigroup, Inc.	7,100	272,214
Continental Resources, Inc. (a)	2,000	137,180
DSW, Inc. Class A (a)	58,500	3,099,330
Dunkin' Brands Group, Inc.	1,300	37,609
Edwards Lifesciences Corp. (a)	72,000	5,137,200
EMC Corp. (a)	30,000	782,400
EQT Corp.	48,000	3,047,040
Equity Residential (SBI)	77,000	4,760,140
Estee Lauder Companies, Inc. Class A	79,000	8,287,890
Exxon Mobil Corp.	76,300	6,087,977
FirstEnergy Corp.	17,000	759,050
Common Stocks - continued
	Shares	Value
United States of America - continued
Fluor Corp.	5,700	$ 362,121
Fossil, Inc. (a)	33,000	4,147,110
G-III Apparel Group Ltd. (a)	55,700	1,719,459
Google, Inc. Class A (a)	9,300	5,614,317
Green Mountain Coffee Roasters, Inc. (a)	54,800	5,696,460
Halliburton Co.	8,300	454,259
Haynes International, Inc.	5,000	313,200
Informatica Corp. (a)	41,000	2,096,330
Intuit, Inc. (a)	120,000	5,604,000
iRobot Corp. (a)	61,000	2,132,560
KKR Financial Holdings LLC	32,000	303,680
Lorillard, Inc.	11,000	1,168,420
Magma Design Automation, Inc. (a)	8,000	59,520
MasterCard, Inc. Class A	20,000	6,065,000
McDonald's Corp.	24,000	2,075,520
Mead Johnson Nutrition Co. Class A	8,100	578,097
National Oilwell Varco, Inc.	11,000	886,270
NextEra Energy, Inc.	12,000	663,000
Noble Energy, Inc.	3,900	388,752
Oasis Petroleum, Inc. (a)(e)	20,000	590,800
ONEOK, Inc.	22,000	1,601,380
Perrigo Co.	42,000	3,793,020
Petrohawk Energy Corp. (a)	49,000	1,871,310
Pioneer Natural Resources Co.	20,000	1,859,800
Polycom, Inc. (a)	98,000	2,648,940
Polypore International, Inc. (a)	35,100	2,386,800
PPL Corp.	76,000	2,120,400
Prestige Brands Holdings, Inc. (a)	73,000	892,060
Prologis, Inc.	45,500	1,621,165
ResMed, Inc. CDI	101,531	304,523
Riverbed Technology, Inc. (a)	7,000	200,410
Rosetta Resources, Inc. (a)	3,000	155,310
salesforce.com, Inc. (a)	10,000	1,447,100
Sequenom, Inc. (a)	103,000	727,180
Sirius XM Radio, Inc. (a)(e)	2,250,000	4,747,500
Southern Co.	45,000	1,779,300
Spectrum Brands Holdings, Inc. (a)	23,000	614,100
Starbucks Corp.	83,000	3,327,470
Steven Madden Ltd. (a)	13,000	495,300
The Mosaic Co.	11,600	820,352
TJX Companies, Inc.	16,000	884,800
UnitedHealth Group, Inc.	26,300	1,305,269
Common Stocks - continued
	Shares	Value
United States of America - continued
Virgin Media, Inc.	8,600	$ 227,556
W.R. Grace & Co. (a)	61,000	3,076,840
TOTAL UNITED STATES OF AMERICA		157,380,126
TOTAL COMMON STOCKS (Cost $289,142,509)		330,766,496
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
PPL Corp. 8.75%	9,000	479,813
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
ProSiebenSat.1 Media AG	24,800	641,588
Volkswagen AG	5,800	1,162,139
TOTAL GERMANY		1,803,727
TOTAL PREFERRED STOCKS (Cost $1,520,333)		2,283,540
Nonconvertible Bonds - 11.0%
		Principal Amount (d)
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	357,449
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	278,604
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	340,653
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	374,922
4.875% 11/19/19		600,000	637,673
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	580,039
TOTAL AUSTRALIA			2,569,340
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	365,347
Gatwick Funding Ltd. 6.5% 3/2/43	GBP	250,000	428,257
TOTAL BAILIWICK OF JERSEY			793,604
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Belgium - 0.1%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	300,000	$ 433,488
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	248,719
TOTAL BELGIUM			682,207
Bermuda - 0.2%
Li & Fung Ltd. 5.25% 5/13/20		1,000,000	1,019,113
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	355,620
British Virgin Islands - 0.1%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		400,000	406,476
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	404,020
TOTAL BRITISH VIRGIN ISLANDS			810,496
Canada - 0.0%
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	228,724
Cayman Islands - 0.4%
Banco Do Brasil SA 4.5% 1/20/16 (Reg. S)	EUR	200,000	287,859
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	273,950
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	486,118
MUFG Capital Finance 5 Ltd. 6.299% (g)(h)	GBP	300,000	477,706
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	150,000	291,794
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	227,754
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	191,668
TOTAL CAYMAN ISLANDS			2,236,849
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	320,370
Denmark - 0.1%
TDC AS 4.375% 2/23/18	EUR	200,000	298,319
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	361,584
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	665,621
BNP Paribas SA 5.019% (g)(h)	EUR	150,000	188,587
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	50,000	60,946
Compagnie de St. Gobain 1.833% 4/11/12 (h)	EUR	175,000	251,049
Credit Agricole SA 7.875% (g)(h)	EUR	200,000	294,554
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	380,226
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
France - continued
Credit Logement SA:
2.071% (g)(h)	EUR	150,000	$ 169,189
2.644% (g)(h)	EUR	250,000	274,316
EDF SA 4.625% 9/11/24	EUR	150,000	227,069
Iliad SA 4.875% 6/1/16	EUR	500,000	727,937
Safran SA 4% 11/26/14	EUR	550,000	802,588
Societe Fonciere Lyonnaise SA 4.625% 5/25/16	EUR	400,000	586,700
Societe Generale 1.611% 6/7/17 (h)	EUR	100,000	139,006
Societe Generale SCF 4% 7/7/16	EUR	450,000	677,882
Veolia Environnement 6.125% 11/25/33	EUR	250,000	404,261
TOTAL FRANCE			6,211,515
Germany - 0.1%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	296,498
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	351,760
TOTAL GERMANY			648,258
India - 0.0%
Export-Import Bank of India 0.6953% 6/7/12 (h)	JPY	20,000,000	256,574
Ireland - 0.2%
Allied Irish Banks PLC 1.546% 9/15/11 (h)	EUR	350,000	493,468
Bank of Ireland 0.8719% 2/15/12 (h)	GBP	550,000	814,073
TOTAL IRELAND			1,307,541
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	304,737
Italy - 0.5%
Intesa Sanpaolo SpA:
2.6575% 2/24/14 (f)(h)		400,000	393,175
3.75% 11/23/16	EUR	350,000	476,617
4.375% 8/16/16	EUR	500,000	709,919
6.375% 11/12/17 (h)	GBP	150,000	239,488
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	741,386
Unione di Banche Italiane SCpA 4.5% 2/22/16	EUR	200,000	283,002
TOTAL ITALY			2,843,587
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	473,373
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	551,525
Kookmin Bank 5.875% 6/11/12		200,000	207,769
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - continued
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		$ 190,000	$ 205,324
Korea Resources Corp. 4.125% 5/19/15		610,000	633,851
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	467,406
5% 9/30/14 (Reg. S)		200,000	213,484
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	312,555
TOTAL KOREA (SOUTH)			2,591,914
Luxembourg - 0.6%
ArcelorMittal SA 6.75% 3/1/41		200,000	204,472
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	418,123
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	227,233
6.51% 3/7/22 (Reg. S)		450,000	490,500
6.58% 10/31/13	GBP	100,000	175,174
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	364,601
7.125% 4/23/15	EUR	150,000	237,828
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	452,056
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	413,750
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	306,375
TMK Capital SA 7.75% 1/27/18		300,000	312,000
TOTAL LUXEMBOURG			3,602,112
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	433,026
Multi-National - 0.2%
European Community 3.25% 4/4/18	EUR	1,000,000	1,468,597
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	90,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	400,987	503,178
ING Bank NV 4.75% 5/27/19	EUR	200,000	311,002
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	469,678
Lanxess Finance BV 4.125% 5/23/18	EUR	300,000	438,944
Linde Finance BV 3.875% 6/1/21	EUR	500,000	728,885
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	288,088
Rabobank Nederland 5.875% 5/20/19	EUR	350,000	550,754
TOTAL NETHERLANDS			3,380,529
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	$ 303,909
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,971,649
TOTAL NORWAY			2,275,558
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	306,516
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	405,164
TOTAL RUSSIA			711,680
Spain - 0.4%
Amadeus Capital Markets SA 4.875% 7/15/16	EUR	300,000	437,261
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,279,781
MAPFRE SA 5.921% 7/24/37 (h)	EUR	250,000	276,543
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	166,592
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	144,475
TOTAL SPAIN			2,304,652
Sweden - 0.2%
Svenska Handelsbanken AB 3.625% 2/16/16	EUR	450,000	660,920
Swedbank AB 0.4405% 5/18/17 (h)		500,000	485,660
TOTAL SWEDEN			1,146,580
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	515,087
United Arab Emirates - 0.0%
Emirates Bank International PJSC 4.7526% 4/30/12 (h)		229,000	226,710
United Kingdom - 1.7%
3i Group PLC 5.625% 3/17/17	EUR	150,000	224,106
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	568,711
Barclays Bank PLC:
4.875% (g)(h)	EUR	350,000	393,517
6.75% 1/16/23 (h)	GBP	300,000	514,041
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	199,390
8.125% 11/15/13		200,000	229,736
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	505,398
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	285,990
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	523,870
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	632,302
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	292,435
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Imperial Tobacco Finance: - continued
7.25% 9/15/14	EUR	150,000	$ 242,401
7.75% 6/24/19	GBP	500,000	1,005,217
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	195,341
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	567,954
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	178,256
7.125% 12/1/37 (f)		200,000	200,161
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	438,949
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	369,047
Royal Bank of Scotland PLC:
0.9461% 4/11/16 (h)		250,000	213,522
5.75% 5/21/14	EUR	500,000	750,194
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	559,151
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	303,711
Tesco PLC 5.875% 9/12/16	EUR	100,000	164,723
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	154,130
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	177,293
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	274,204
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	251,700
TOTAL UNITED KINGDOM			10,415,450
United States of America - 2.6%
Altria Group, Inc.:
8.5% 11/10/13		210,000	242,756
9.25% 8/6/19		400,000	533,977
Bank of America Corp. 4.75% 5/6/19	EUR	250,000	330,737
Boeing Capital Corp. 2.125% 8/15/16		250,000	251,847
CenturyLink, Inc. 7.6% 9/15/39		450,000	453,182
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19 (f)		500,000	485,000
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	680,622
4.587% 12/15/15		500,000	533,924
Comcast Corp. 6.55% 7/1/39		350,000	395,135
Credit Suisse New York Branch:
4.375% 8/5/20		600,000	596,338
5% 5/15/13		400,000	425,676
CVS Caremark Corp. 4.125% 5/15/21		350,000	355,538
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	437,177
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	272,854
Frontier Oil Corp. 6.875% 11/15/18		250,000	266,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
General Electric Co. 5.25% 12/6/17		$ 550,000	$ 620,282
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	333,414
Goldman Sachs Group, Inc. 3.625% 2/7/16		150,000	151,965
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	1,017,792
KeyBank NA:
1.559% 11/21/11 (h)	EUR	50,000	71,705
1.594% 2/9/12 (h)	EUR	510,000	718,648
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	266,483
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	505,193
Merck & Co., Inc. 5.85% 6/30/39		300,000	345,197
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,368,233
Morgan Stanley 1.908% 7/20/12 (h)	EUR	430,000	615,486
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	511,135
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	129,053
PPL Energy Supply LLC 6.5% 5/1/18		160,000	183,959
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	178,637
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	321,835
State Street Corp. 4.375% 3/7/21		500,000	521,774
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	292,103
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	628,970
Wells Fargo & Co. 3.676% 6/15/16		450,000	473,055
TOTAL UNITED STATES OF AMERICA			15,516,557
TOTAL NONCONVERTIBLE BONDS (Cost $62,241,911)			65,948,679
Government Obligations - 23.7%

Canada - 0.6%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,121,508
5.25% 6/1/12	CAD	1,350,000	1,460,555
TOTAL CANADA			3,582,063
Germany - 3.2%
German Federal Republic:
3.25% 7/4/21	EUR	7,550,000	11,507,681
4.75% 7/4/40	EUR	3,050,000	5,543,288
5.625% 1/4/28	EUR	1,110,000	2,083,151
TOTAL GERMANY			19,134,120
Government Obligations - continued
		Principal Amount (d)	Value
Italy - 1.9%
Italian Republic 4.75% 9/1/21	EUR	8,800,000	$ 11,611,495
Japan - 12.0%
Japan Government:
0.3% 12/15/11	JPY	1,130,000,000	14,687,005
0.9% 6/20/13	JPY	110,000,000	1,449,216
1.1% 12/20/12	JPY	18,700,000	246,152
1.3% 3/20/15	JPY	740,000,000	9,975,890
1.3% 6/20/20	JPY	1,376,000,000	18,466,442
1.7% 12/20/16	JPY	245,000,000	3,400,109
1.7% 9/20/17	JPY	311,000,000	4,329,678
1.9% 6/20/16	JPY	469,250,000	6,548,527
1.9% 3/20/29	JPY	846,500,000	11,199,361
2% 9/20/40	JPY	141,000,000	1,818,738
TOTAL JAPAN			72,121,118
Poland - 0.3%
Polish Government 4% 3/23/21	EUR	1,100,000	1,487,441
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,913,927
United Kingdom - 0.3%
UK Treasury Index-Linked GILT:
1.875% 11/22/22	GBP	300,000	673,683
4% 9/7/16	GBP	400,000	728,838
4.25% 6/7/32	GBP	70,000	120,405
TOTAL UNITED KINGDOM			1,522,926
United States of America - 5.1%
Federal Home Loan Bank 3.625% 10/18/13		300,000	320,099
Freddie Mac 2.125% 9/21/12		650,000	663,011
U.S. Treasury Bonds:
3.5% 2/15/39		1,400,000	1,254,968
4.375% 5/15/41		600,000	623,532
4.75% 2/15/41		1,250,000	1,382,031
5.25% 2/15/29		250,000	299,805
U.S. Treasury Notes:
0.5% 5/31/13		850,000	852,357
0.75% 12/15/13		450,000	453,762
1.5% 7/31/16		11,950,000	12,033,053
1.75% 7/31/15		3,050,000	3,149,369
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes: - continued
1.75% 5/31/16		$ 800,000	$ 817,504
2% 1/31/16		820,000	851,199
2.125% 2/29/16		1,150,000	1,199,144
2.375% 2/28/15		3,400,000	3,595,772
3.125% 5/15/21		2,550,000	2,620,916
3.5% 5/15/20		650,000	698,347
TOTAL UNITED STATES OF AMERICA			30,814,869
TOTAL GOVERNMENT OBLIGATIONS (Cost $128,358,816)			142,187,959
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 1.654% 2/25/15 (h)	EUR	100,000	137,578
Geldilux Ltd. Series 2007-TS Class A, 1.669% 9/8/14 (h)	EUR	200,000	284,353
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	245,258	427,297
VCL No. 11 Ltd. Class A, 2.57% 8/21/15 (h)	EUR	72,563	104,543
Volkswagen Car Lease Series 9 Class B, 1.65% 10/21/13 (h)	EUR	25,000	35,894
TOTAL ASSET-BACKED SECURITIES (Cost $937,244)			989,665
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6605% 5/17/60 (h)		300,000	300,203
Fosse Master Issuer PLC:
Series 2010-4 Class A2, 2.732% 10/18/54 (h)	EUR	650,000	934,765
Series 2011-1 Class A3, 2.2278% 10/18/54 (h)	GBP	300,000	492,885
Granite Master Issuer PLC Series 2005-1 Class A5, 1.645% 12/20/54 (h)	EUR	260,929	358,045
Holmes Master Issuer PLC:
floater Series 2011-1X Class A4, 2.777% 10/15/54 (h)	EUR	500,000	719,136
Series 2010-1X Class A2, 1.6493% 10/15/54 (h)		400,000	400,268
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.1992% 7/15/42 (h)	GBP	250,000	$ 410,076
Storm BV Series 2010-1 Class A2, 2.51% 3/22/52 (h)	EUR	500,000	714,204
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,115,403)			4,329,582
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.656% 8/18/17 (h)	EUR	158,674	207,472
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.848% 7/20/16 (h)	EUR	162,104	216,033
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.414% 7/22/43 (h)	EUR	100,000	129,317
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0391% 4/19/21 (h)	GBP	150,000	234,772
London & Regional Debt Securitisation No. 1 PLC Class A, 1.0372% 10/15/14 (h)	GBP	100,000	155,193
REC Plantation Place Ltd. Series 5 Class A, 1.0628% 7/25/16 (Reg. S) (h)	GBP	96,501	149,182
TOTAL UNITED KINGDOM			539,147
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,075,615)			1,091,969
Fixed-Income Funds - 4.5%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	2,630,774	27,123,275
Fidelity High Income Central Fund 1 (i)	278	27,639
TOTAL FIXED-INCOME FUNDS (Cost $26,485,739)		27,150,914
Preferred Securities - 0.0%
	Principal Amount (d)	Value
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,890)	400,000	$ 220,147
Equity Central Funds - 2.9%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $11,905,361)	80,100	17,562,726
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.14% (b)	16,305,765	16,305,765
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,606,705	5,606,705
TOTAL MONEY MARKET FUNDS (Cost $21,912,470)		21,912,470
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $548,016,291)		614,444,147
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(15,245,065)
NET ASSETS - 100%		$ 599,199,082
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,356,426 or 0.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	$ 451,749
Fidelity Cash Central Fund	20,073
Fidelity Emerging Markets Equity Central Fund	215,747
Fidelity High Income Central Fund 1	245,472
Fidelity Securities Lending Cash Central Fund	25,388
Total	$ 958,429
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ -	$ 26,339,684	$ -	$ 27,123,275	0.0%
Fidelity Emerging Markets Equity Central Fund	16,045,500	2,055,144	910,800	17,562,726	5.5%
Fidelity High Income Central Fund 1	10,635,391	245,306	10,900,306	27,639	0.0%
Total	$ 26,680,891	$ 28,640,134	$ 11,811,106	$ 44,713,640
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 157,859,939	$ 157,380,126	$ 479,813	$ -
Japan	34,715,487	31,597,323	3,118,164	-
United Kingdom	32,760,270	19,090,913	13,669,357	-
Canada	24,208,391	24,208,391	-	-
France	18,705,562	16,258,168	2,447,394	-
Australia	9,792,566	8,272,854	1,519,712	-
Germany	9,455,484	5,831,693	3,623,791	-
Switzerland	7,255,306	6,457,398	797,908	-
Netherlands	5,846,499	4,012,961	1,833,538	-
Other	32,450,532	26,862,869	5,587,663	-
Corporate Bonds	65,948,679	-	65,948,679	-
Government Obligations	142,187,959	-	142,187,959	-
Asset-Backed Securities	989,665	-	989,665	-
Collateralized Mortgage Obligations	4,329,582	-	4,329,582	-
Commercial Mortgage Securities	1,091,969	-	1,091,969	-
Fixed-Income Funds	27,150,914	27,150,914	-	-
Preferred Securities	220,147	-	220,147	-
Equity Central Funds	17,562,726	17,562,726	-	-
Money Market Funds	21,912,470	21,912,470	-	-
Total Investments in Securities:	$ 614,444,147	$ 366,598,806	$ 247,845,341	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $548,788,683. Net unrealized appreciation aggregated $65,655,464, of which $76,016,258 related to appreciated investment securities and $10,360,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011